Disposals - Additional Information (Detail) AUD in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2015 AUD	Dec. 31, 2014 USD ($) Hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from asset dispositions			$ 11	$ 2,205			$ 44
Gain on sales of assets, net			8	163			0
Reduction of goodwill	$ 91			36	[1]
Other non-operating income, net	$ 1	$ 2	$ 14	51			20
Hilton Sydney [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from asset dispositions				340		AUD 442
Gain on sales of assets, net				163
Reduction of goodwill				36
Reclassification of currency translation adjustment				$ 25
Two hotels [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from asset dispositions							9
Reclassification of currency translation adjustment							$ 3
Number of hotels sold | Hotel							2
Other non-operating income, net							$ 8

[1]	Relates to the sale of the Hilton Sydney, see Note 4: "Disposals" for additional information.